CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 26,024	$ 14,725
Accounts and other receivables	17,868	36,233
Trade deposits	6,996	3,482
Inventories	1,949	1,880
Prepaid expenses	77	85
Total current assets	52,914	56,405
Property, plant and equipment, net	2,005	2,197
Goodwill	5,253	5,219
TOTAL ASSETS	60,172	63,821
Current Liabilities:
Accounts payable	2,514	7,173
Accrued expenses and other payables	1,720	1,967
Amount due to a director/officers	166	1,216
Derivative liability - common stock warrants	356	673
Income and other taxes payable	2,727	3,002
Total current liabilities	7,483	14,031
Stockholders' Equity:
Common stock, $0.00001 par value, 40,000,000 shares authorized, 7,592,535 and 7,586,741 shares issued and outstanding as of March 31, 2012 and December 31, 2011, respectively	1	1
Preferred stock, $0.00001 par value, 100,000,000 shares authorized, 618,369 and 632,853 shares issued and outstanding as of March 31, 2012 and December 31, 2011, respectively (liquidation preference $1,768,535 and $1,809,960)	869	900
Additional paid-in capital	9,802	9,718
Statutory reserve	913	913
Retained earnings	37,578	35,087
Accumulated other comprehensive income	3,526	3,171
Total stockholders' equity	52,689	49,790
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 60,172	$ 63,821